Matrix Advisors Dividend Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Aerospace/Defense - 2.1%
General Dynamics Corp.	3,500	$1,057,700

Bank (Money Center) - 4.5%
JPMorgan Chase & Co.	10,625	2,240,387

Bank (Processing) - 5.1%
The Bank of New York Mellon Corp.	35,700	2,565,402

Bank (Regional) - 9.0%
M&T Bank Corp.	11,200	1,994,944
The PNC Financial Services Group, Inc.	13,700	2,532,445
		4,527,389

Bank (Super Regional) - 4.4%
US Bancorp	48,100	2,199,613

Beverages - 1.7%
PepsiCo, Inc.	5,000	850,250

Biotechnology - 8.8%
Amgen, Inc.	7,000	2,255,470
Gilead Sciences, Inc.	25,700	2,154,688
		4,410,158

Building Material and Supplies Dealers - 4.8%
The Home Depot, Inc.	5,875	2,380,550

Cable TV - 4.4%
Comcast Corp. - Class A	52,900	2,209,633

Computer Software and Services - 5.5%
Microsoft Corp.	6,400	2,753,920

Drug - 4.7%
AbbVie, Inc.	7,250	1,431,730
Pfizer, Inc.	32,000	926,080
		2,357,810

Electric Power Generation, Transmission & Distribution - 4.9%
NextEra Energy, Inc.	29,200	2,468,276

Electric Utility - 5.1%
American Electric Power Co., Inc.	24,950	2,559,870

Hotels, Restaurants & Leisure - 5.5%
Starbucks Corp.	28,000	2,729,720

Medical - Biomedical - 4.5%
Medtronic PLC	25,300	2,277,759

Packaged Food - 1.6%
Nestle SA - ADR	7,800	785,226

Rail Transportation - 4.5%
Union Pacific Corp.	9,050	2,230,644

Securities Brokerage - 4.3%
Morgan Stanley	20,700	2,157,768

Semiconductor - 8.7%
QUALCOMM, Inc.	12,100	2,057,605
Texas Instruments, Inc.	11,100	2,292,927
		4,350,532

Telecommunications (Equipment) - 4.7%
Cisco Systems, Inc.	44,300	2,357,646
TOTAL COMMON STOCKS (Cost $36,095,083)		49,470,253

SHORT-TERM INVESTMENTS - 1.3%
First American Government Obligations Fund - Class X, 4.82% (a)	668,953	668,953
TOTAL SHORT-TERM INVESTMENTS (Cost $668,953)		668,953

TOTAL INVESTMENTS - 100.1% (Cost $36,764,036)		50,139,206
Liabilities in Excess of Other Assets - (0.1)%		(36,295)
TOTAL NET ASSETS - 100.0%		$50,102,911

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$49,470,253	$–	$–	$49,470,253
Money Market Funds	668,953	–	–	668,953
Total Investments	$50,139,206	$–	$–	$50,139,206

Refer to the Schedule of Investments for further disaggregation of investment categories.